Discontinued Operations	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Discontinued Operations
Discontinued Operations

Note 3 - Discontinued Operations

On January 3, 2020, the Company executed an asset purchase agreement assigning client contracts comprising approximately 88% of its quarterly revenue through the date of the transaction, including 100% of its existing professional employer organization (“PEO”) business effective as of December 31, 2019 and the transfer of $1.5 million of working capital assets, including cash balances and certain operating assets associated with the assigned client contracts included in the agreement (the “Asset Sale”). Gross proceeds from the sale was $19.2 million of which $9.7 million was received at closing and $9.5 million will be paid out in equal monthly payments over the next four years (the “Note Receivable”), subject to adjustments for working capital and customer retention over the twelve month period following the Asset Sale.

The following is a reconciliation of the gross proceeds to the net proceeds from the Asset Sale as presented in the statement of cash flows for the period ending February 29, 2020.

Gross proceeds	$19,166,000
Cash received at closing – asset sale	(9,500,000)
Cash received at closing – working capital	(166,000)
Discount recorded	(1,818,000)
Less: Transaction reconciliation – working capital adjustment	(1,943,000)
Adjusted Note Receivable	5,739,000
Short-term note receivable	358,000
Long-term note receivable	$5,381,000

The Asset Sale generated a gain of $15.7 million for the three months ended February 29, 2020. The Company expects a minimal tax impact from the Asset Sale as it intends to utilize its net operating losses accumulated since inception to offset the gain resulting discontinued operations tax provision with a corresponding offset to the valuation allowance.

The Asset Sale met the criteria of discontinued operations set forth in ASC 205 and as such the Company has reclassified its discontinued operations for all periods presented and has excluded the results of its discontinued operations from continuing operations for all periods presented. The Company recorded the Note Receivable net of a discount using its estimated cost of capital as a discount rate of (10%).

The Asset Sale calls for adjustments to the Note Receivable either for: (i) working capital adjustments or (ii) in the event that the gross profit of the business transferred is less than the required amount. Through February 29, 2020, the Company has identified $1,943,000 of working capital adjustments including $88,000 related to lower net assets transferred at closing, $201,000 of liabilities paid on behalf of the Company, and $1,664,000 of cash remitted to the Company's bank accounts by former clients. Under the terms of the Asset Sale, a reconciliation of the working capital was to have been completed by April 15, 2020. Due to operational difficulties and quarantined staff caused by the outbreak of coronavirus disease 2019 (“COVID-19”), the reconciliation remains unresolved. The working capital adjustment recorded as of February 29, 2020 represents the Company's estimate of the reconciliation. There is no assurance that the working capital change identified as of February 29, 2020 represents the final working capital adjustment.

The carrying amounts of the classes of assets and liabilities from the Asset Sale included in discontinued operations were as follows:

	February 29,	August 31,
	2020	2019
	Unaudited	Unaudited
Cash	$—	$—
Accounts receivable and unbilled account receivable	—	8,261,000
Prepaid expenses and other current assets	—	171,000
Deposits – workers’ compensation	1,924,000	1,722,000
Total current assets	1,924,000	10,154,000
Fixed assets, net	—	40,000
Deposits – workers’ compensation	3,324,000	5,527,000
Total assets	$5,248,000	$15,721,000

Accounts payable and other current liabilities	$—	$457,000
Payroll related liabilities	—	13,583,000
Accrued workers’ compensation cost	1,924,000	1,722,000
Total current liabilities	1,924,000	16,032,000
Accrued workers’ compensation cost	5,652,000	3,853,000
Total liabilities	7,576,000	19,885,000

Net assets/(liability)	$(2,328,000)	$(4,164,000)

Reported results for the discontinued operations by period were as follows:

	For the Three Months Ended		For the Six Months Ended
	February 29,	February 28,	February 29,	February 28,
	2020	2019	2020	2019
Revenues (gross billings of $26.3 million and $74.4 million less worksite employee payroll cost of $22.8 million and $62.4 million, respectively for the three months ended; gross billings of $120.4 million and $139.4 million less worksite employee payroll cost of $103.3 million and $117.7 million, respectively for six months ended)	$3,450,000	$12,002,000	$17,138,000	$21,688,000
Cost of revenue	5,038,000	8,956,000	15,535,000	15,442,000
Gross profit (loss)	(1,587,000)	3,046,000	1,603,000	6,246,000

Operating expenses:
Salaries, wages and payroll taxes	152,000	898,000	658,000	1,752,000
Commissions	45,000	554,000	748,000	1,076,000
Total operating expenses	197,000	1,452,000	1,406,000	2,828,000

(Loss) income from discontinued operations	$(1,784,000)	$1,594,000	$197,000	$3,418,000

Note 3 – Discontinued Operations

On January 3, 2020, the Company executed an asset purchase agreement assigning client contracts comprising approximately 88% of its quarterly revenue through the date of the transaction, including 100% of its existing professional employer organization (“PEO”) business effective as of December 31, 2019 and the transfer of $1.5 million of working capital assets, including cash balances and certain operating assets associated with the assigned client contracts included in the agreement (the “Asset Sale”). The following discloses the amounts disclosed as discontinued operations in the recast financial statements

In accordance with the provisions of ASC 205-20, Presentation of Financial Statements, we have separately reported the assets and liabilities of the discontinued operations in the consolidated balance sheets.  The assets and liabilities have been reflected as discontinued operations in the consolidated balance sheets as of August 31, 2019 and 2018 and consist of the following:

	August 31, 2019	August 31, 2018
Cash	$—	$—
Accounts receivable and unbilled account receivable	8,261,000	5,721,000
Prepaid expenses and other current assets	171,000	118,000
Deposits – workers’ compensation	1,722,000	1,588,000
Total current assets	10,154,000	7,427,000
Fixed assets, net	40,000	42,000
Deposits – workers’ compensation	5,527,000	2,091,000
Total assets	$15,721,000	$9,560,000

Accounts payable and other current liabilities	$457,000	$18,000
Payroll related liabilities	13,853,000	8,501,000
Accrued workers’ compensation cost	1,722,000	290,000
Total current liabilities	16,032,000	8,808,000
Accrued workers’ compensation cost	3,853,000	856,000
Total liabilities	19,885,000	9,664,000

Net assets/(liability)	$(4,164,000)	$(104,000)

In accordance with the provisions of ASC 205-20,  we have separately reported the results of operations from in the results of continuing operations in the consolidated statements of operations.  The results of operations from discontinued operations for the years ended August 31, 2019 and 2018, have been reflected as discontinued operations for the years ended December 31, 2019 and 2018, and consist of the following:

	For the Year Ended
	August 31,	August 31,
	2019	2018
Revenues (gross billings of $313.3 million and $210.3 million less worksite employee payroll cost of $265.3 million and $177.2 million, respectively for the year ended)	$48,013,000	$33,139,000
Cost of revenue	36,452,000	27,970,000
Gross profit (loss)	11,561,000	5,169,000

Operating expenses:
Salaries, wages and payroll taxes	3,032,000	2,442,000
Commissions	2,532,000	1,501,000
Total operating expenses	5,564,000	3,943,000
Operating income from discontinued operations	5,997,000	1,226,000
Provision for income tax expense from discontinued operations	—	—
Net income from discontinued operations	$5,997,000	$1,226,000

The Company utilized fully reserved net operating loss carryforwards of approximately $7,223,000 to offset income from discontinuing operations as follows:

	For the Year Ended
	August 31,	August 31,
	2019	2018
Provision of income tax expense:
Federal tax expense	$1,260,000	$265,000
State tax expense	540,000	92,000
Total tax expense	1,800,000	357,000
Tax benefit for utilization of tax loss carryforwards	(1,800,000)	(357,000)
Provision for income tax expense from discontinued operations	$—	$—